UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2012

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		David K. Kruft
Title:  	General Counsel
Phone:		(717) 735-8000

Signature, Place and Date of Signing

/s/ David K. Kruft		Lancaster, PA		     May 9, 2012
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-00096			Capital Guardian Trust Co
028-00268			Cooke & Bieler LP
028-10968			Epoch Investment Partners, Inc
028-10663			Hamlin Capital Management, LLC
028-13573			Neuberger Berman Group LLC
028-02777			GW Capital, Inc
028-04458			Parametric Portfolio Associates
028-01669			Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 18

FORM 13F Information Table Value Total: $143,789 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CL ESC PFD                               1    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        0    50000 SH       Sole                    50000
ETFS PLATINUM TR SH BEN INT    COM              26922V101      998     6275 SH       Sole                     6275
GLOBAL S FTSE NORWAY 30        COM              37950E747      227    16270 SH       Sole                    16270
GLOBAL X URANIUM ETF           COM              37950E754      234    27000 SH       Sole                    27000
ISHARES INC MSCI CDA INDEX     COM              464286509     4405   160400 SH       Sole                   160400
ISHARES TR MSCI EAFE IDX       COM              464287465     8635   163571 SH       Sole                   163571
ISHARES TR RUSSELL 2000        COM              464287655    12476   155484 SH       Sole                   155484
ISHARES TR RUSSELL MIDCAP      COM              464287499    15424   142181 SH       Sole                   142181
ISHARES TR S&P 100 IDX FD      COM              464287101     5819    92300 SH       Sole                    92300
ISHARES TR S&P 500 INDEX       COM              464287200     8266    59597 SH       Sole                    59597
JOHNSON & JOHNSON CMN          COM              478160104      619     9539 SH       Sole                     9539
MARKET VECTORS ETF TR GOLD MIN COM              57060U100     1710    36800 SH       Sole                    36800
SPDR S&P 500 ETF TRUST         COM              78462F103    43347   313607 SH       Sole                   313607
SPDR SERIES TRUST BRCLYS YLD E COM              78464A417     4201   108200 SH       Sole                   108200
VANGUARD INDEX FDS STK MRK ETF COM              922908769     6455    91000 SH       Sole                    91000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    28872   883466 SH       Sole                   883466
WISDOMTREE TRUST JP TOTAL DIVI COM              97717W851     2100    59831 SH       Sole                    59831